Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of Goodwill [Abstract]
Goodwill
12.	GOODWILL

As at	December 31, 2025	December 31, 2024

Balance, beginning of year	$643,864	$633,986

Acquired through business combination	53,910	17,721

Foreign exchange	4,686	(7,843)

Balance, end of period	$702,460	$643,864
The recoverable amount of the Company’s cash generating units (“CGU”) is determined based on the greater of value-in-use
calculations and fair value less costs to sell. When testing goodwill for impairment, BGSI uses a five year forward looking discounted cash flow of the CGU or group of CGUs to which the asset relate. BGSI has used the fair value less costs to sell method to evaluate the carrying amount of goodwill. The key assumptions used in the assessment include an estimate of current and future cash flows, taxes, future acquisition growth
, future capital expenditures, a terminal growth rate of 3% and a weighted average cost of capital of 7% to 9%. BGSI concluded that there was no impairment to the carrying amount of goodwill for either the US or Canadian CGU as at December 31, 2025. The carrying amount of goodwill for the Canadian CGU was $103,534 as at December 31, 2025.
Sensitivity testing is conducted as part of the annual impairment tests. No reasonably possible change in assumptions would result in an impairment in the US CGU. After considering all key assumptions, management considers that a reasonably possible change in only the following assumptions would cause the Canadian CGU’s carrying amount to exceed its recoverable amount:
•	If the discount rate increased by approximately 4.46%.
•	If Adjusted EBITDA margins are lower by approximately 3.84% throughout the forecast period, representing a 29% decline in Adjusted EBITDA.
Earnings before interest, taxes, depreciation and amortization (“EBITDA”) is not a calculation defined in IFRS Accounting Standards. EBITDA comprises sales less operating expenses before finance costs, amortization and depreciation, and income taxes. Adjusted EBITDA is calculated to exclude acquisition and transformational cost initiatives expenses and fair value adjustments to contingent consideration and financial instruments that do not have a cash impact, which do not relate to the current operating performance of the business units but are typically costs incurred to expand operations.